Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The income tax provision for continuing operations consisted of the following for the years ended December 31:

In millions	2014	2013	2012
Current:
Federal	$2,581	$2,623	$2,226
State	495	437	410
	3,076	3,060	2,636
Deferred:
Federal	(43)	(115)	(182)
State	—	(17)	(18)
	(43)	(132)	(200)
Total	$3,033	$2,928	$2,436

The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31:

	2014	2013	2012
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.3	4.0	3.9
Other	0.2	(0.1)	(0.3)
Effective income tax rate	39.5%	38.9%	38.6%

The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2014	2013
Deferred tax assets:
Lease and rents	$396	$344
Employee benefits	311	213
Allowance for doubtful accounts	164	172
Retirement benefits	80	79
Net operating losses	74	10
Depreciation	—	192
Deferred income	261	220
Other	297	378
Valuation allowance	(5)	(3)
Total deferred tax assets	1,578	1,605
Deferred tax liabilities:
Inventories	(18)	(69)
Depreciation and amortization	(4,572)	(4,512)
Total deferred tax liabilities	(4,590)	(4,581)
Net deferred tax liabilities	$(3,012)	$(2,976)

Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows:

In millions	2014	2013
Deferred tax assets—current	$985	$902
Deferred tax assets—noncurrent (included in other assets)	39	23
Deferred tax liabilities—noncurrent	(4,036)	(3,901)
Net deferred tax liabilities	$(3,012)	$(2,976)

The Company believes that it is more likely than not the deferred tax assets will be realized during future periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2014	2013	2012
Beginning balance	$117	$80	$38
Additions based on tax positions related to the current year	32	19	15
Additions based on tax positions related to prior years	70	37	42
Reductions for tax positions of prior years	(15)	(1)	(2)
Expiration of statutes of limitation	(15)	(17)	(12)
Settlements	(1)	(1)	(1)
Ending balance	$188	$117	$80

The Company and most of its subsidiaries are subject to U.S. federal income tax as well as income tax of numerous state and local jurisdictions. The Internal Revenue Service (“IRS”) is currently examining the Company’s 2012, 2013 and 2014 consolidated U.S. federal income tax returns under its Compliance Assurance Process (“CAP”) program. The CAP program is a voluntary program under which participating taxpayers work collaboratively with the IRS to identify and resolve potential tax issues through open, cooperative and transparent interaction prior to the filing of their federal income tax return.

The Company and its subsidiaries are also currently under income tax examinations by a number of state and local tax authorities. As of December 31, 2014, no examination has resulted in any proposed adjustments that would result in a material change to the Company’s results of operations, financial condition or liquidity.

Substantially all material state and local income tax matters have been concluded for fiscal years through 2009. The Company and its subsidiaries anticipate that a number of state and local income tax examinations will be concluded and statutes of limitation for open years will expire over the next twelve months, which may result in the utilization or reduction of the Company’s reserve for uncertain tax positions of up to approximately $11 million. In addition, it is reasonably possible that the Company’s unrecognized tax benefits could significantly change within the next twelve months due to the anticipated conclusion of various examinations with the IRS for various years. An estimate of the range of the possible change cannot be made at this time.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. The Company recognized interest of approximately $6 million during the year ended December 31, 2014, and $4 million during each of the years ended December 31, 2013 and 2012. The Company had approximately $11 million and $10 million accrued for interest and penalties as of December 31, 2014 and 2013.

There are no material uncertain tax positions as of December 31, 2014 the ultimate deductibility of which is highly certain but for which there is uncertainty about the timing. If there were, any such items would impact deferred tax accounting only, not the annual effective income tax rate, and would accelerate the payment of cash to the taxing authority to a period earlier than expected.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is approximately $170 million, after considering the federal benefit of state income taxes.